[logo]     FEDERATED INVESTORS
Since 1955


             Federated
             International
             Income Fund
             (formerly, International
             Income Fund)




             5th Annual Report
             November 30, 1995


             Established 1991
FIXED INCOME


President's Message

Dear Shareholder:

I am pleased to present the 5th Annual Report for Federated International Income Fund, which covers the period from December 1, 1994 to November 30, 1995.

This report begins with an interview with the portfolio manager, Robert Kowit, Vice President, Federated Global Research Corp. Following his interview are three additional items of shareholder interest:
 First a series of graphs indicating the fund's performance over time. These long-term investment charts show the value of reinvesting dividends and the benefit of a continuous investment program.

 Second, a complete listing of the fund's holdings indicating the income opportunities available through a diversified portfolio of high-quality bonds issued by foreign countries.

 Third, we have published the fund's complete financial statements.

Consistent with a favorable environment for international bonds, your fund delivered strong performance during the reporting period. Total returns based on net asset value for the period were 16.12% for Class A Shares, 15.28% for Class B Shares, and 15.32% for Class C Shares.*

Contributing to the fund's performance was an increase of approximately 11% in the net asset value between the first and last day of the reporting period, and dividends paid per share during the reporting period totaling $0.77 for Class A Shares, $0.70 for Class B Shares and $0.67 for Class C Shares. At the end of the period, the fund's net assets stood at $187 million.

I would like to remind shareholders that Federated Global Research Corp., headquartered in New York City, is a newly formed subsidiary of Federated Investors, and is dedicated exclusively to the management of international investments. It is led and staffed by highly skilled professionals with a long history of experience in the international marketplace. We are extremely confident about the level of expertise Federated Global Research brings to the fund.


* Performance quoted reflects past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A Shares, Class B Shares, and Class C Shares were 10.85%, 9.40%, and 14.30%, respectively.



We trust you were pleased with the positive performance of your investment in Federated International Income Fund. Remember, reinvesting your earnings and regularly adding to your account helps your investment grow through the benefit of compounding. This technique allows you to buy more shares when prices are low, and build your base of shares on which future earnings are paid.

As always, we welcome your comments and suggestions.
Sincerely,

Glen R. Johnson

Glen R. Johnson
President
January 15, 1996


Investment Review


   [PHOTO]
Robert Kowit
Vice President,
Federated Global
Research Corp.



Q International bonds performed extremely well during 1995. What accounted for this level of performance?

A Two factors combined for a very positive international bond market environment: a combination of rapidly declining interest rates, and an appreciation of most currencies against the dollar.+


Q In this environment, how did Federated International Income Fund perform for shareholders over the one-year period ended November 30, 1995?

A The fund delivered an extremely strong total return. Total returns based on net asset value were: Class A Shares, 16.12%; Class B Shares, 15.28%; and Class C Shares, 15.32%.* By comparison, the Lipper General World Income Average, an average that consists of 129 international bond funds, achieved a total return of 13.97%. As of December 31, 1995 Federated International Income Fund, Class A Shares, ranked 77th out of 135 funds in total return out of all funds in that category.**

I would like to point out that many bond managers suffered in 1994 as interest rates rapidly rose here in the U.S. In 1995, we were both reminded and rewarded as interest rates declined and bond prices increased. 1995 was a good year for bonds and we look forward to 1996 with anticipated lower rates.


  + International investing can involve additional risks, including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards.

  * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A Shares, Class B Shares, and Class C Shares were 10.85%, 9.40%, and 14.30%, respectively.

 ** Past performance is not indicative of future results. Lipper rankings are based on total return and do not take sales charges into account.


Q The fund's assets are primarily invested in high-quality bonds issued within developed countries. What countries were emphasized in the portfolio's holdings as of November 30, 1995?


A The portfolio's holdings based on net assets as of November 30, 1995, were as follows:


        Germany                   22.6%
        United Kingdom         21.0%
        New Zealand            6.7%
        Australia          6.2%
        Finland                    5.9%
        Spain                 5.9%
        Netherlands        5.7%
        France                5.4%
        Denmark                    5.0%
        Ireland                    4.7%
        Canada                4.3%
        Austria                    4.2%

Q What is your current outlook for international bonds? And what is your strategy for the fund as we enter 1996?

A Economic conditions remain weak in Europe. Recently, both the Bank of England and the German Bundesbank have cut rates. We believe that rates will continue to decline through 1996 in most international markets. We continue to be long in major European bond markets and have newly added positions in Italy and Sweden, also, we increased our positions in Denmark and Spain. This will further diversify the portfolio.


Two Ways You May Seek to Invest for Success in
Federated International Income Fund
(formerly, International Income Fund)

If you had made an initial investment of $5,000 in the Class A Shares of Federated Inter-national Income Fund on 6/4/91, reinvested dividends and capital gains, and didn't redeem any shares, your account would have been worth $7,725 on 11/30/95. You would have earned a 10.19%* average annual total return for the 5-year investment life span.


One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 12/31/95, the Class A Shares' average annual one-year and since inception (6/4/91) total returns were 12.20%, and 10.48%, respectively. Class B Shares' average annual one-year and since inception (9/28/94) total returns were 10.81% and 11.88%, respectively. Class C Shares' average annual one-year and since inception (4/1/93) total returns were 15.65% and 12.58%, respectively.



SEE APPENDIX B.1
* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 4.5% sales charge applicable to an initial investment in Class A Shares.

  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.


Federated International Income Fund
(formerly, International Income Fund)


One Step at a Time:


$1,000 invested each year for 4 years (reinvesting all dividends and capital gains) grew to $6,215.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated International Income Fund on 6/4/91, reinvested your dividends and capital gains and didn't redeem any shares, you would have invested only $5,000, but your account would have reached a total value of $6,215* by 11/30/95. You would have earned an average annual total return of 9.01%.

A practical investment plan helps you pursue a high level of income by investing in high-quality debt securities denominated primarily in foreign currencies. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time and compounding to work!


SEE APPENDIX B.2


* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.


Federated International Income Fund
(formerly, International Income Fund)
Hypothetical Investor Profile:
Investing for a High Level of Income from Abroad


The Griffins Bob, Nancy and Cal are a single-income suburban family. Bob and
            -                  -
Nancy don't regard public schools very highly and are building a nest egg for Cal's private school education.

They've added $2,000 every January to their initial $10,000 investment in Federated International Income Fund made on 6/4/91, and as of 11/30/95, their account totaled $25,041, giving them an annual total return of 9.59%.

Now they don't feel they need to worry about the quality of Cal's education, and Bob figures his son will get to college even if he never does learn to catch a football.
The couple is fictional, but the figures are real.


SEE APPENDIX B.3


This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.



Federated International Income Fund
(formerly, International Income Fund)
Portfolio Update



SEE APPENDIX B.4



Serving a Wide Range of Investors




SEE APPENDIX B.5




Federated International Income Fund
(formerly, International Income Fund)
(Class A Shares)


Growth of $10,000 Invested in
Federated International Income Fund
(Class A Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated International Income Fund (Class A Shares) (the ``Fund'') from June 4, 1991 (start of performance) to November 30, 1995 compared to the JP Morgan Global Government Bond Less U.S. Index (JPMGXUS).+


SEE APPENDIX B.6

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS is not adjusted to reflect reinvestment of income earned on securities in the index.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The JPMGXUS is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.





Federated International Income Fund
(formerly, International Income Fund)
(Class B Shares)

Growth of $10,000 Invested in
Federated International Income Fund
(Class B Shares)


The graph below illustrates the hypothetical investment of $10,000 in the Federated International Income Fund (Class B Shares) (the ``Fund'') from September 28, 1994 (start of performance) to November 30, 1995 compared to the JP Morgan Global Government Bond Less U.S. Index (JPMGXUS).+


SEE APPENDIX B.7


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.



 * Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 4.75% contingent deferred sales charge on any redemption less than 2 years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS is not adjusted to reflect reinvestment of income earned on securities in the index.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 + The JPMGXUS is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.


Federated International Income Fund
(formerly, International Income Fund)
(Class C Shares)


Growth of $10,000 Invested in
Federated International Income Fund
(Class C Shares)


The graph below illustrates the hypothetical investment of $10,000 in the Federated International Income Fund (Class C Shares) (the ``Fund'') from April 1, 1993 (start of performance) to November 30, 1995 compared to the JP Morgan Global Government Bond Less U.S. Index (JPMGXUS).+
SEE APPENDIX B.8




Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 * Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 + The JPMGXUS is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.


Federated International Income Fund
(formerly, International Income Fund)
Portfolio of Investments
--------------------------------------------------------------------------------
November 30, 1995

    FOREIGN
   CURRENCY                                                                                              VALUE
      PAR                                                                                 CREDIT        IN U.S.
    AMOUNT                                                                                RATING*       DOLLARS
BONDS--97.6%
--------------------------------------------------------------------------------------
AUSTRALIAN DOLLAR--6.2%
--------------------------------------------------------------------------------------
                 AGENCY--6.2%
                 ---------------------------------------------------------------------
     14,000,000  New South Wales Treasury, 11.50%, 7/1/1999                              Aaa         $   11,657,281
                 ---------------------------------------------------------------------               --------------
                 TOTAL AUSTRALIAN DOLLAR                                                                 11,657,281
                 ---------------------------------------------------------------------               --------------
AUSTRIAN SCHILLING--4.2%
--------------------------------------------------------------------------------------
                 SOVEREIGN--4.2%
                 ---------------------------------------------------------------------
     75,000,000  Republic of Austria, Deb., 7.625%, 10/18/2004                           Aaa              7,879,220
                 ---------------------------------------------------------------------               --------------
                 TOTAL AUSTRIAN SCHILLING                                                                 7,879,220
                 ---------------------------------------------------------------------               --------------
BRITISH POUND--21.0%
--------------------------------------------------------------------------------------
                 SOVEREIGN--21.0%
                 ---------------------------------------------------------------------
      7,000,000  UK Treasury, 7.00%, 11/6/2001                                           Aaa             10,649,495
                 ---------------------------------------------------------------------
     18,000,000  UK Treasury, 8.00%, 6/10/2003                                           Aaa             28,538,350
                 ---------------------------------------------------------------------               --------------
                 Total                                                                                   39,187,845
                 ---------------------------------------------------------------------               --------------
                 TOTAL BRITISH POUND                                                                     39,187,845
                 ---------------------------------------------------------------------               --------------
CANADIAN DOLLAR--4.3%
--------------------------------------------------------------------------------------
                 AGENCY--4.3%
                 ---------------------------------------------------------------------
     10,000,000  Ontario Hydro, 9.00%, 6/24/2002                                         AA-              8,022,819
                 ---------------------------------------------------------------------               --------------
                 TOTAL CANADIAN DOLLAR                                                                    8,022,819
                 ---------------------------------------------------------------------               --------------
DANISH KRONE--5.0%
--------------------------------------------------------------------------------------
                 SOVEREIGN--5.0%
                 ---------------------------------------------------------------------
     50,000,000  Denmark, 8.00%, 5/15/2003                                               Aaa              9,390,396
                 ---------------------------------------------------------------------               --------------
                 TOTAL DANISH KRONE                                                                       9,390,396
                 ---------------------------------------------------------------------               --------------



Federated International Income Fund
(formerly, International Income Fund)

--------------------------------------------------------------------------------

    FOREIGN
   CURRENCY                                                                                              VALUE
      PAR                                                                                 CREDIT        IN U.S.
    AMOUNT                                                                                RATING*       DOLLARS
BONDS--CONTINUED
--------------------------------------------------------------------------------------
DEUTSCHE MARK--22.6%
--------------------------------------------------------------------------------------
                 SUPRANATIONAL--22.6%
                 ---------------------------------------------------------------------
     13,000,000  European Economic Community, Sr. Unsub., 6.50%,
                 3/10/2000                                                               Aaa         $    9,455,853
                 ---------------------------------------------------------------------
     15,000,000  European Investment Bank, Unsub., 6.50%, 4/21/2004                      Aaa             10,578,718
                 ---------------------------------------------------------------------
     15,750,000  Federal Republic of Germany, Deb., 6.75%, 7/15/2004                     Aaa             11,316,739
                 ---------------------------------------------------------------------
     16,000,000  International Bank Recon and Development, Unsub., 5.875%, 11/10/2003    Aaa             10,986,379
                 ---------------------------------------------------------------------               --------------
                 TOTAL DEUTSCHE MARK                                                                     42,337,689
                 ---------------------------------------------------------------------               --------------
FINNISH MARKKA--5.9%
--------------------------------------------------------------------------------------
                 SOVEREIGN--5.9%
                 ---------------------------------------------------------------------
     42,000,000  Republic of Finland, 9.50%, 3/15/2004                                   Aaa             11,121,036
                 ---------------------------------------------------------------------               --------------
                 TOTAL FINNISH MARKKA                                                                    11,121,036
                 ---------------------------------------------------------------------               --------------
FRENCH FRANC--5.4%
--------------------------------------------------------------------------------------
                 SOVEREIGN--5.4%
                 ---------------------------------------------------------------------
     50,000,000  France (Govt of), Deb., 6.75%, 10/25/2003                               Aaa             10,009,017
                 ---------------------------------------------------------------------               --------------
                 TOTAL FRENCH FRANC                                                                      10,009,017
                 ---------------------------------------------------------------------               --------------
IRISH PUNT--4.7%
--------------------------------------------------------------------------------------
                 SOVEREIGN--4.7%
                 ---------------------------------------------------------------------
      5,000,000  Republic of Ireland, 9.25%, 7/11/2003                                   Aaa              8,792,557
                 ---------------------------------------------------------------------               --------------
                 TOTAL IRISH PUNT                                                                         8,792,557
                 ---------------------------------------------------------------------               --------------
NETHERLANDS GUILDER--5.7%
--------------------------------------------------------------------------------------
                 SOVEREIGN--5.7%
                 ---------------------------------------------------------------------
     15,000,000  Dutch Govt., 8.50%, 3/15/2001                                           Aaa             10,578,645
                 ---------------------------------------------------------------------               --------------
                 TOTAL NETHERLANDS GUILDER                                                               10,578,645
                 ---------------------------------------------------------------------               --------------



Federated International Income Fund
(formerly, International Income Fund)

--------------------------------------------------------------------------------

    FOREIGN
   CURRENCY                                                                                              VALUE
      PAR                                                                                 CREDIT        IN U.S.
    AMOUNT                                                                                RATING*       DOLLARS
BONDS--CONTINUED
--------------------------------------------------------------------------------------
NEW ZEALAND DOLLAR--6.7%
--------------------------------------------------------------------------------------
                 SOVEREIGN--6.7%
                 ---------------------------------------------------------------------
     18,000,000  New Zealand, Foreign Gov't. Guarantee, 8.00%, 4/15/2004                 Aaa         $   12,476,373
                 ---------------------------------------------------------------------               --------------
                 TOTAL NEW ZEALAND DOLLAR                                                                12,476,373
                 ---------------------------------------------------------------------               --------------
SPANISH PESETA--5.9%
--------------------------------------------------------------------------------------
                 SOVEREIGN--5.9%
                 ---------------------------------------------------------------------
  1,350,000,000  Spain (Government), Foreign Gov't. Guarantee, 10.30%,
                 6/15/2002                                                               AA              11,046,002
                 ---------------------------------------------------------------------               --------------
                 TOTAL SPANISH PESETA                                                                    11,046,002
                 ---------------------------------------------------------------------               --------------
                 TOTAL INVESTMENTS (IDENTIFIED COST $169,281,255)(A)                                 $  182,498,880
                 ---------------------------------------------------------------------               --------------


 *Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a)The cost for federal tax purposes amounts to $169,281,255. The net unrealized appreciation of investments amounts to $13,217,625, which is comprised of $13,433,208 appreciation and $215,583 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($187,042,824) at November 30, 1995.

(See Notes which are an integral part of the Financial Statements)

Federated International Income Fund
(formerly, International Income Fund)
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
November 30, 1995

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $169,281,255)                     $182,498,880
---------------------------------------------------------------------------------------------------
Cash denominated in foreign currencies (at cost, $346,396)                                               335,463
---------------------------------------------------------------------------------------------------
Income receivable                                                                                      6,785,056
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                               173,954
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                          1,967
---------------------------------------------------------------------------------------------------  -----------
    Total assets                                                                                     189,795,320
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Payable for shares redeemed                                                                 332,347
----------------------------------------------------------------------------------------
Payable to Bank                                                                           2,305,434
----------------------------------------------------------------------------------------
Accrued expenses                                                                            114,715
----------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                  2,752,496
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS for 16,433,232 shares outstanding                                                         $187,042,824
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid-in capital                                                                                      $190,482,053
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets
and liabilities in foreign currency                                                                   13,090,664
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                       (20,978,654)
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                    4,448,761
---------------------------------------------------------------------------------------------------  -----------
    Total Net Assets                                                                                 $187,042,824
---------------------------------------------------------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
CLASS A SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($173,905,120 / 15,276,429 shares outstanding)                                  $11.38
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/95.50 of $11.38)*                                                           $11.92
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share                                                                             $11.38
---------------------------------------------------------------------------------------------------  -----------
CLASS B SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($1,122,654 / 98,831 shares outstanding)                                        $11.36
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $11.36
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (94.50/100 of $11.36)**                                                     $10.74
---------------------------------------------------------------------------------------------------  -----------
CLASS C SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($12,015,050 / 1,057,972 shares outstanding)                                    $11.36
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $11.36
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.00/100 of $11.36)**                                                     $11.25
---------------------------------------------------------------------------------------------------  -----------


 * See "Investing in Class A Shares" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated International Income Fund
(formerly, International Income Fund)
Statement of Operations
--------------------------------------------------------------------------------
Year Ended November 30, 1995

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest (net of foreign taxes withheld $66,636)                                                      $15,723,724
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                    $1,459,314
-----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    271,797
-----------------------------------------------------------------------------------------
Custodian fees                                                                               227,514
-----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      81,084
-----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      6,071
-----------------------------------------------------------------------------------------
Auditing fees                                                                                 33,433
-----------------------------------------------------------------------------------------
Legal fees                                                                                     5,525
-----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     38,799
-----------------------------------------------------------------------------------------
Distribution services fee--Class A Shares                                                    463,225
-----------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                      4,210
-----------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                     65,430
-----------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                     463,225
-----------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                       1,403
-----------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                      21,810
-----------------------------------------------------------------------------------------
Share registration costs                                                                      48,226
-----------------------------------------------------------------------------------------
Printing and postage                                                                         104,715
-----------------------------------------------------------------------------------------
Insurance premiums                                                                             6,830
-----------------------------------------------------------------------------------------
Taxes                                                                                         30,331
-----------------------------------------------------------------------------------------
Miscellaneous                                                                                 15,664
-----------------------------------------------------------------------------------------  ---------
    Total expenses                                                                         3,348,606
-----------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------------
Waiver of investment advisory fee                                               ($185,507)
------------------------------------------------------------------------------
Waiver of distribution services fee--Class A Shares                              (321,662)
------------------------------------------------------------------------------
Waiver of shareholder services fee--Class A Shares                               (240,467)
------------------------------------------------------------------------------
Waiver of shareholder services fee--Class C Shares                                 (3,290)
------------------------------------------------------------------------------  ---------
    Total waivers                                                                           (750,926)
-----------------------------------------------------------------------------------------  ---------
        Net expenses                                                                                   2,597,680
----------------------------------------------------------------------------------------------------  ----------
            Net investment income                                                                     13,126,044
----------------------------------------------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                                    (5,611,275)
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets and liabilities in
foreign currency                                                                                      21,171,868
----------------------------------------------------------------------------------------------------  ----------
    Net realized and unrealized gain on investments and foreign currency                              15,560,593
----------------------------------------------------------------------------------------------------  ----------
        Change in net assets resulting from operations                                                $28,686,637
----------------------------------------------------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)


Federated International Income Fund
(formerly, International Income Fund)
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                       YEAR ENDED NOVEMBER 30,
                                                                                         1995            1994
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------------
Net investment income                                                               $   13,126,044  $   16,136,765
----------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions
(($4,766,152) and ($16,137,072), respectively, as computed for federal tax
purposes)                                                                               (5,611,275)    (19,246,738)
----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments and
translation of assets and liabilities in foreign currency                               21,171,868      (1,632,121)
----------------------------------------------------------------------------------  --------------  --------------
    Change in net assets resulting from operations                                      28,686,637      (4,742,094)
----------------------------------------------------------------------------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------------
Distributions from net investment income:
----------------------------------------------------------------------------------
  Class A Shares                                                                       (13,434,295)    (13,175,437)
----------------------------------------------------------------------------------
  Class B Shares                                                                           (28,671)       --
----------------------------------------------------------------------------------
  Class C Shares                                                                          (524,373)       (365,743)
----------------------------------------------------------------------------------
Distributions from net realized gains on investments and foreign currency transactions:
----------------------------------------------------------------------------------
  Class A Shares                                                                          --           (12,426,841)
----------------------------------------------------------------------------------
  Class B Shares                                                                          --              --
----------------------------------------------------------------------------------
  Class C Shares                                                                          --              (280,823)
----------------------------------------------------------------------------------  --------------  --------------
    Change in net assets resulting from distributions to shareholders                  (13,987,339)    (26,248,844)
----------------------------------------------------------------------------------  --------------  --------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------------
Proceeds from sale of shares                                                            64,344,928     177,536,131
----------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                 4,176,847       8,109,375
----------------------------------------------------------------------------------
Cost of shares redeemed                                                               (113,383,781)   (162,817,187)
----------------------------------------------------------------------------------  --------------  --------------
    Change in net assets resulting from share transactions                             (44,862,006)     22,828,319
----------------------------------------------------------------------------------  --------------  --------------
         Change in net assets                                                          (30,162,708)     (8,162,619)
----------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------
Beginning of period                                                                    217,205,532     225,368,151
----------------------------------------------------------------------------------  --------------  --------------
End of period (including undistributed net investment income of $4,448,761 and
$3,039,730, respectively)                                                           $  187,042,824  $  217,205,532
----------------------------------------------------------------------------------  --------------  --------------


(See Notes which are an integral part of the Financial Statements)


Federated International Income Fund
(formerly, International Income Fund)
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       YEAR ENDED NOVEMBER 30,
                                                         1995       1994       1993       1992       1991(A)
NET ASSET VALUE, BEGINNING OF PERIOD                   $   10.52  $   11.86  $   10.47  $   10.84   $   10.00
-----------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------
  Net investment income                                     0.79       0.70       0.88       0.62        0.25
-----------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          0.84      (0.76)      1.40      (0.20)       0.75
-----------------------------------------------------  ---------  ---------  ---------  ---------  -----------
  Total from investment operations                          1.63      (0.06)      2.28       0.42        1.00
-----------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------
  Distributions from net investment income                 (0.77)     (0.63)     (0.75)     (0.71)      (0.16)
-----------------------------------------------------
  Distributions in excess of net investment income
  (b)                                                     --         --         --          (0.05)     --
-----------------------------------------------------
  Distributions from net realized gain on investments
  and foreign currency transactions                       --          (0.65)     (0.14)     (0.03)     --
-----------------------------------------------------  ---------  ---------  ---------  ---------  -----------
  Total distributions                                      (0.77)     (1.28)     (0.89)     (0.79)      (0.16)
-----------------------------------------------------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                         $   11.38  $   10.52  $   11.86  $   10.47   $   10.84
-----------------------------------------------------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (C)                                           16.12%     (0.84%)     22.95%      3.82%      10.07%
-----------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------
  Expenses                                                  1.30%      1.30%      1.25%      0.99%       0.32%*
-----------------------------------------------------
  Net investment income                                     6.79%      6.67%      7.71%      5.83%       7.54%*
-----------------------------------------------------
  Expense waiver/reimbursement (d)                          0.40%      0.20%      0.27%      0.62%       1.18%*
-----------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------
  Net assets, end of period (000 omitted)               $173,905   $209,008   $220,602  $  86,937  $   23,465
-----------------------------------------------------
  Portfolio turnover                                          41%       136%       189%       314%         35%
-----------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from June 4, 1991 (date of initial public investment) to November 30, 1991. For the period from start of business, May 15, 1991, to June 3, 1991, the net investment income was distributed to the Corporation's Adviser.

 (b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated International Income Fund
(formerly, International Income Fund)
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                               YEAR ENDED
                                                                                              NOVEMBER 30,
                                                                                           1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $   10.51   $   10.21
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------
  Net investment income                                                                       0.77        0.08
---------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign currency                 0.78        0.22
---------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                            1.55        0.30
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------
  Distributions from net investment income                                                   (0.70)     --
---------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                           $   11.36   $   10.51
---------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                             15.28%       2.44%
---------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------
  Expenses                                                                                    2.10%       2.11%*
---------------------------------------------------------------------------------------
  Net investment income                                                                       5.76%       7.07%*
---------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                            0.10%       0.10%*
---------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                $   1,123        $101
---------------------------------------------------------------------------------------
  Portfolio turnover                                                                            41%        136%
---------------------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from September 19, 1994 (start of business) to November 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated International Income Fund
(formerly, International Income Fund)
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 YEAR ENDED NOVEMBER 30,
                                                                              1995       1994       1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                        $   10.48  $   11.84   $   10.23
--------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------
  Net investment income                                                          0.60       0.58        0.41
--------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                       0.95      (0.72)       1.58
--------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                               1.55      (0.14)       1.99
--------------------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------
  Distributions from net investment income                                      (0.67)     (0.57)      (0.38)
--------------------------------------------------------------------------
  Distributions from net realized gain on investments and foreign currency
  transactions                                                                 --          (0.65)     --
--------------------------------------------------------------------------  ---------  ---------  -----------
  Total distributions                                                           (0.67)     (1.22)      (0.38)
--------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                              $   11.36  $   10.48   $   11.84
--------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                15.32%     (1.54%)      19.67%
--------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------
  Expenses                                                                       2.06%      2.05%       2.05%*
--------------------------------------------------------------------------
  Net investment income                                                          5.96%      6.00%       5.39%*
--------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                               0.14%      0.10%       0.21%*
--------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                     $12,015  $   8,098  $    4,767
--------------------------------------------------------------------------
  Portfolio turnover                                                               41%       136%        189%
--------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from March 31, 1993 (start of business) to November 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Federated International Income Fund
(formerly, International Income Fund)
Notes to Financial Statements
--------------------------------------------------------------------------------
November 30, 1995

(1) ORGANIZATION

International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of two portfolios, one diversified and one non-diversified. The financial statements included herein are only those of Federated International Income Fund (the "Fund"), the non-diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares.

Effective September 1, 1995, the Fund changed its name to Federated International Income Fund.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AND REVERSE REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase and reverse repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund is also permitted to enter into reverse repurchase agreements, in which the Fund sells U.S. government securities to financial institutions and agrees to repurchase the securities at an agreed upon price and date.

     The Fund will only enter into repurchase and reverse repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


Federated International Income Fund
(formerly, International Income Fund)

--------------------------------------------------------------------------------

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for straddle adjustments on forward contracts, market discount, and foreign currency transactions. As a result of these differences, the following required reclassifications have been made to the current year financial statements.

                                     INCREASE (DECREASE)
                            ACCUMULATED NET
      PAID-IN CAPITAL      REALIZED GAIN/LOSS          UNDISTRIBUTED NET INVESTMENT INCOME
          ($3,040,922)           $770,596                           $2,270,326


     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     At November 30, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $20,978,654, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

     EXPIRATION YEAR       EXPIRATION AMOUNT
         2002               $16,212,502
         2003                4,766,152


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been


Federated International Income Fund
(formerly, International Income Fund)

--------------------------------------------------------------------------------
     deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     CONCENTRATION OF CREDIT RISK--The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

     FOREIGN CURRENCY COMMITMENTS--The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. As of November 30, 1995, the Fund had no outstanding foreign currency commitments.

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     OTHER--Investment transactions are accounted for on the trade date.

Federated International Income Fund
(formerly, International Income Fund)

--------------------------------------------------------------------------------

(3) CAPITAL STOCK

At November 30, 1995, par value shares ($0.0001 per share) authorized were as follows:

                                                                        POUND OF PAR VALUE
CLASS NAME                                                           CAPITAL STOCK AUTHORIZED
Class A                                                                       500,000,000
----------------------------------------------------------------
Class B                                                                       500,000,000
----------------------------------------------------------------
Class C                                                                       500,000,000
----------------------------------------------------------------        -----------------
     Total                                                                  1,500,000,000
----------------------------------------------------------------        -----------------


Transactions in capital stock were as follows:

                                                                      YEAR ENDED NOVEMBER 30,
                                                                1995                            1994
                 CLASS A SHARES                       SHARES          AMOUNT          SHARES          AMOUNT
Shares sold                                            5,228,161  $    57,263,553     15,262,427  $   169,735,435
-------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                        357,263        3,841,251        692,848        7,698,922
-------------------------------------------------
Shares redeemed                                      (10,170,791)    (110,148,750)   (14,688,399)    (159,024,074)
-------------------------------------------------  -------------  ---------------  -------------  ---------------
  Net change resulting from Class A share
  transactions                                        (4,585,367) ($   49,043,946)     1,266,876  $    18,410,283
-------------------------------------------------  -------------  ---------------  -------------  ---------------

                                                                      YEAR ENDED NOVEMBER 30,
                                                                1995                          1994(A)
                 CLASS B SHARES                       SHARES          AMOUNT          SHARES          AMOUNT
Shares sold                                               89,871  $       989,494         10,320  $       108,114
-------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                          1,934           21,170       --              --
-------------------------------------------------
Shares redeemed                                           (2,540)         (28,402)          (754)          (7,894)
-------------------------------------------------  -------------  ---------------  -------------  ---------------
  Net change resulting from Class B share
  transactions                                            89,265  $       982,262          9,566  $       100,220
-------------------------------------------------  -------------  ---------------  -------------  ---------------


(a) For the period from September 19, 1994 (start of business) to November 30, 1994.


Federated International Income Fund
(formerly, International Income Fund)

--------------------------------------------------------------------------------

                                                                         YEAR ENDED NOVEMBER 30,
                                                                     1995                        1994
                     CLASS C SHARES                         SHARES         AMOUNT        SHARES       AMOUNT
Shares sold                                                   551,738  $    6,091,880     688,918  $   7,692,582
--------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                              29,098         314,427      37,082        410,453
--------------------------------------------------------
Shares redeemed                                              (295,268)     (3,206,629)   (356,033)    (3,785,219)
--------------------------------------------------------  -----------  --------------  ----------  -------------
  Net change resulting from Class C share transactions        285,568  $    3,199,678     369,967  $   4,317,816
--------------------------------------------------------  -----------  --------------  ----------  -------------
  Net change resulting from share transactions             (4,210,534)    (44,862,006)  1,646,409  $  22,828,319
--------------------------------------------------------  -----------  --------------  ----------  -------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Global Research Corp., the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .75 of 1% of the Fund's average daily net assets. Federated Global Research Corp. became the Fund's investment adviser on September 1, 1995.

Under the terms of a sub-advisory agreement between the Adviser and Fiduciary Trust International Limited (the "Sub-Adviser"), the Sub-Adviser received an annual fee from the Adviser equal to .375 of 1% of the Fund's average daily net assets. The sub-adviser rendered its resignation to the Adviser effective December 1, 1995.

From March 15, 1994 to August 31, 1995, Federated Management served as the Fund's investment adviser. Prior to March 15, 1994, Fiduciary Trust International Limited served as the Fund's investment adviser and received for its services an annual investment advisory fee equal to .75 of 1% of the Fund's average daily net assets.

Prior to March 15, 1994, Federated Management, under the terms of a sub-advisory agreement with Fiduciary Trust International Limited, served as the Fund's sub-adviser and received an annual fee from the Fiduciary Trust International Limited equal to .375 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under an Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the


Federated International Income Fund
(formerly, International Income Fund)

--------------------------------------------------------------------------------
Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B, and Class C shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                                  % OF AVG. DAILY NET
SHARE CLASS NAME                    ASSETS OF CLASS
Class A Shares                          0.25 of 1%
Class B Shares                          0.75 of 1%
Class C Shares                          0.75 of 1%


The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund shares for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1995, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $   77,312,634
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  119,983,136
--------------------------------------------------------------------------------------------------  --------------



Report of Independent Public Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of INTERNATIONAL SERIES, INC.
(Federated International Income Fund):

We have audited the accompanying statement of assets and liabilities of Federated International Income Fund (an investment portfolio of International Series, Inc., a Maryland corporation), including the schedule of portfolio investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net asset for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Income Fund, an investment portfolio of International Series, Inc., as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles.

                                                           ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
January 12, 1996

Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Glen R. Johnson
William J. Copeland                                       President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Edward L. Flaherty, Jr.                                   Edward C. Gonzales
Peter E. Madden                                           Executive Vice President
Gregor F. Meyer                                           John W. McGonigle
John E. Murray, Jr.                                       Executive Vice President and Secretary
Wesley W. Posvar                                          Richard B. Fisher
Marjorie P. Smuts                                         Vice President
                                                          David M. Taylor
                                                          Treasurer
                                                          J. Crilley Kelly
                                                          Assistant Secretary


Mutual funds are not obligations of or insured by any bank nor are they insured by the federal government or any of its agencies. Investment in these shares involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.


[LOGO]  FEDERATED FUNDS
        WHERE EXPERTS INVEST

Federated Securities Corp. is the distributor of the fund.

A subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 46031P100
Cusip 46031P209
Cusip 46031P506
3010401 (1/96)



Federated International
Equity Fund

(formerly, International
Equity Fund)

12th Annual Report
November 30, 1995

Established 1984

Equity

[PHOTO]

President's Message

Dear Shareholder:

I am pleased to present the 12th Annual Report for Federated International Equity Fund which covers the period from December 1, 1994 to November 30, 1995.

This report begins with an interview with the portfolio manager, Drew Collins, Senior Vice President, Federated Global Research Corp. Following his interview are three additional items of shareholder interest:

First a series of graphs indicating the fund's performance over time. These long-term investment charts show the value of reinvesting dividends and the benefit of a continuous investment program.

Second, we have published the fund's broadly diversified listing of international holdings. U.S. corporations now compete in world markets and compete with these successful international companies as the world's demand for goods and services expands.

Third, we have published the fund's complete financial statements.
Federated International Equity Fund brings you long-term growth opportunities through a broadly diversified list of stocks issued by companies in 26 countries. For the long-term, international stocks can be a wise complement to investor's U.S. stock holdings because the performance of international stocks generally do not correlate with the performance of U.S. stocks. Diversifying internationally can enhance returns potential and may even smooth out the fluctuations in the U.S. stock market. Simply stated, that is the purpose of international investing.+

The lack of correlation between the performance of international stocks and the U.S. stocks was true in the extreme during 1995. As Mr. Collins discusses, while U.S. stocks soared, international stocks recorded weak gains. Consistent with the weak international market, Federated International Equity Fund produced a total return of 1.60% over the 12-month period for Class A shares based on net asset value. Total returns based on the net asset value for the fund's Class B and Class C shares were 0.68% and 0.69%, respectively.* At the end of the period, the fund's net assets stood at $205.43 million.

+International investing can involve additional risks including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards.

*Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering prices for Class A, Class B and Class C shares were -3.99%, -4.84% and -0.29%, respectively.

One year's performance does not signify the long-term value of international investing. As the long-term investment charts point out, investing over five or ten years in Federated International Equity Fund has proven to be an attractive investment for shareholders.
I would like to remind shareholders that Federated Global Research Corp., headquartered in New York City, is a newly formed subsidiary of Federated Investors, and is dedicated exclusively to the management of international investments. It is led and staffed by highly skilled professionals with a long history of experience in the international marketplace. We are extremely confident about the level of expertise Federated Global Research Corp. brings to the fund.

Thank you for your participation in Federated International Equity Fund. As Mr. Collins relates, there is reason for optimism about the international stock markets as many countries - notably Japan - appear poised for a recovery.

Remember, reinvesting your earnings and regularly adding to your account helps your investment grow through the benefit of compounding. This technique allows you to buy more shares when prices are low, and build your base of shares on which future earnings are paid.

As always, we welcome your comments and suggestions.

Sincerely,



Glen R. Johnson
President
January 15, 1996

Investment Review

[PHOTO]

Drew Collins
Senior Vice President
Federated Global
Research Corp.

Q. While the U.S. stock market soared to record levels, 1995 was a difficult year for international stocks. What factors contributed to the flat performance of this market?

A. The weak international market in 1995 was primarily due to the poor performance of the Japanese equity market, which declined slightly, and difficulties in the Mexican market, which declined approximately 28% due to the devaluation of the peso and a major economic recession. In addition, several emerging markets suffered similar fates. Columbia was down 28%, India dropped 33% and Venezuela retreated 28%.

Q. On September 1, 1995, Federated Global Research assumed full management responsibility for the fund. What changes have you made in the way stocks are selected for the fund's portfolio?

A. We've restructured the portfolio to conform with the highly disciplined investment style that has always been the hallmark of Federated Investors and is the guiding principle behind Federated Global Research.

We characterize this stock selection approach as seeking "growth at a reasonable price." It contains both "top-down" and "bottom-up" elements. First, we look at each market relative to its historical valuation in terms of price/earnings, price/cash flow, price/book value, and dividend yield. Through this process, we identify markets that are significantly over- or under-valued relative to their histories. The four major markets we follow are Japan, Europe, the Far East, and Latin America.

Next, we apply the same type of analysis to the companies within each market to reveal those that represent potential investments for the fund. The survivors of this process are then examined more closely by our regional portfolio managers to determine whether they are of sufficient merit for purchase.

Q. With regards to specific securities within countries, are all stocks approximately of equal weighting?

A. Yes. For example, if Germany comprises 10% of the portfolio, and management likes 10 stocks in Germany, each stock will receive a 1% weight in the fund. There are no sector requirements within countries; if no financial stocks appear attractive in France, none will be purchased, regardless of the weighting of financial stocks in the French market index. Another positive consequence of our style will result in more stocks being held in the fund's portfolio. At the end of the report period, there were 153 different stocks in the portfolio, up from approximately 120 at the end of the second quarter. It is anticipated that the number of stocks held could be as high as 200 or more in the future.

Q. How are the fund's assets currently weighted among these regions?

A. Country weightings based on total net assets as of 11/30/95, were as follows:

Japan           37.6%
United Kingdom 16.9%
Germany          6.5%
France           6.2%
Switzerland     4.9%
Netherlands     3.3%
Hong Kong  3.1%
Australia       2.7%
Malaysia   2.4%
Singapore  2.3%
Other Countries     12.0%

The Japanese weighting has risen to 37.6% recently due to a strong performance from that market within the past several weeks. We are approaching market weight in Japan, and we see signs that the Bank of Japan is starting to open the monetary spigot in a more concerted fashion, which will be good for our Japanese holdings. We have reduced our holding in Switzerland due to market performance. The strong outperformance in the Swiss and Dutch markets during the last several years has put the valuation of these markets on the high side of normal, although not yet unattractive.

Q. As we enter 1996, do you see a turnaround on the horizon for international stocks?

A. The key to performance of the international markets continues to be Japan, which accounts for 40% of the international equity universe. We believe that Japan is on the verge of recovering from its longest economic slowdown of the post-war period. Following four consecutive years of near-zero economic growth, we expect Japan's real gross domestic product to expand by roughly 2.5% in calendar year 1996. While relatively sedate by historical standards, this would be the fastest rate of growth the economy has seen since 1991. The markets in the rest of Asia should perform well in this environment, with China continuing at the present time to experience high rates of growth. The Latin American markets should also show some signs of recovery in the coming year, while European markets may benefit from low inflation and the potential for further declines in interest rates. In summary, with prospects of lower rates in Europe, a recovery in Japan, and cheap valuations in Asia and Latin America, we are very optimistic regarding the international stocks and the fund's prospects in 1996.

Two Ways You May Seek to Invest for Success in
Federated International Equity Fund
(formerly, International Equity Fund)
Initial Investment:

If you had made an initial investment of $12,000 in the Class A Shares of Federated International Equity Fund on 8/17/84, reinvested dividends and capital gains, and didn't redeem any shares, your account would have been worth $47,380 on 11/30/95. You would have earned a 12.94%* average annual total return for the 11-year investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 12/31/95, the Class A Shares' average annual one-year, five-year and ten-year total returns were 0.67%, 6.08%, and 9.94%, respectively. Class B Shares' average annual one year and since inception (9/28/94) total returns were -0.37% and -4.99% respectively. Class C Shares' average annual one-year and since inception (4/1/93) total returns were 4.46% and 9.43%, respectively.



SEE APPENDIX A.1



*Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.5% sales load applicable to an initial investment in Class A Shares.

Data quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

Federated International Equity Fund
(formerly, International Equity Fund)

Investing One Step at a Time:

$1,000 invested each year for 11 years (reinvesting all dividends and capital gains) grew to $19,581.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated International Equity Fund on 8/17/84, reinvested your dividends and capital gains and didn't redeem any shares, you would have invested only $12,000, but your account would have reached a total value of $19,581 by 11/30/95. You would have earned an average annual total return of 8.15%.*

A practical investment plan helps you pursue long-term capital growth through a diversified portfolio primarily invested in equity securities of non-U.S. issuers. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time and compounding to work!


SEE APPENDIX A.2


*No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

Federated International Equity Fund-
(formerly, International Equity Fund)
Hypothetical Investor Profile: Investing for Long-Term Growth

Dan and Gigi Hardwick are a two-income suburban couple who, like many others, want to be able to afford their present lifestyle after they retire.

They decided an international stock fund, though possibly volatile in the short term, offered excellent opportunities for long-term growth. They invested $10,000 in Federated International Equity Fund on 8/17/84 and-to take advantage of dollar cost averaging-have invested $5,000 every August since.

By 11/30/95, they were pleased to see that their $65,000 investment had grown to $118,199 for an average annual total return of 9.22%.* Gigi's already picturing a long Mediterranean cruise to celebrate their retirement.

The couple is fictional, but the figures are real.



SEE APPENDIX A.3



*This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

Federated International Equity Fund-
(formerly, International Equity Fund)
Portfolio Update

SEE APPENDIX A.4

Serving A Wide Range of Investors

SEE APPENDIX A.5

Federated International Equity Fund-
(formerly, International Equity Fund)
(Class A Shares)

Growth of $10,000 Invested in
Federated International Equity Fund
(Class A Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated International Equity Fund (Class A Shares) (the "Fund") from November 30, 1985 to November 30, 1995 compared to the Morgan Stanley Capital International Europe Australia Far-East Index (EAFE).+

 SEE APPENDIX A.6

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*Represents a hypothetical investment of $10,000 in the Fund with no sales charge. As of October 1, 1994, the maximum sales charge is 5.50%. The fund's performance assumes the reinvestment of all dividends and distributions. The EAFE has been adjusted to reflect reinvestment of dividends on securities in the index.
**Total return quoted reflects all current sales charges.

+The EAFE is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.


Federated International Equity Fund-
(formerly, International Equity Fund)
(Class B Shares)

Growth of $10,000 Invested in
Federated International Equity Fund
(Class B Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated International Equity Fund (Class B Shares) (the "Fund") from September 28, 1994 (start of performance) to November 30, 1995 compared to the Morgan Stanley Capital International Europe Australia Far-East Index (EAFE).+

SEE APPENDIX A.7

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 4.75% contingent deferred sales charge on any redemption less than 2 years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The EAFE has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total return quoted reflects all current sales charges and contingent deferred sales charges.

+The EAFE is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

Federated International Equity Fund-
(formerly, International Equity Fund)
(Class C Shares)

Growth of $10,000 Invested in
Federated International Equity Fund
(Class C Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated International Equity Fund (Class C Shares) (the "Fund") from April 1, 1993 (start of performance) to November 30, 1995 compared to the Morgan Stanley Capital International Europe Australia Far-East Index (EAFE).+

 SEE APPENDIX A.8

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The EAFE has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total return quoted reflects all current sales charges and contingent deferred sales charges.

+The EAFE is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

Federated International Equity Fund
(formerly, International Equity Fund)







Federated International Equity Fund
(formerly, International Equity Fund)
Portfolio of Investments
--------------------------------------------------------------------------------
November 30, 1995

                                                                                                     VALUE IN
   SHARES                                                                                          U.S. DOLLARS
------------  ----------------------------------------------------------------------------------  ---------------
COMMON STOCKS--95.1%
------------------------------------------------------------------------------------------------
              ARGENTINA--0.4%
              ----------------------------------------------------------------------------------
       8,100  Banco Frances del Rio de la Plata S.A., ADR                                         $       211,613
              ----------------------------------------------------------------------------------
      43,300  Compania Naviera Perez Companc SA, Class B                                                  210,089
              ----------------------------------------------------------------------------------
      10,240  IRSA Inversiones y Representaciones S.A., GDR                                               222,720
              ----------------------------------------------------------------------------------
      11,000  YPF Sociedad Anonima, ADR                                                                   214,500
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                       858,922
              ----------------------------------------------------------------------------------  ---------------
              AUSTRALIA--2.2%
              ----------------------------------------------------------------------------------
     210,000  Mayne Nickless Ltd.                                                                         966,305
              ----------------------------------------------------------------------------------
     175,000  Western Mining Corporation Holdings Ltd.                                                  1,172,814
              ----------------------------------------------------------------------------------
     250,000  Woodside Petroleum Ltd.                                                                   1,241,280
              ----------------------------------------------------------------------------------
     500,000  Woolworth's Ltd.                                                                          1,168,918
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                     4,549,317
              ----------------------------------------------------------------------------------  ---------------
              FRANCE--6.2%
              ----------------------------------------------------------------------------------
      14,100  Accor SA                                                                                  1,712,173
              ----------------------------------------------------------------------------------
      37,150  AXA                                                                                       2,222,821
              ----------------------------------------------------------------------------------
      12,000  Credit Local de France                                                                      904,599
              ----------------------------------------------------------------------------------
       6,000  Group Danon                                                                                 938,984
              ----------------------------------------------------------------------------------
      25,000  Lafarge-Coppee                                                                            1,588,017
              ----------------------------------------------------------------------------------
      77,000  Lagardere Groupe                                                                          1,498,187
              ----------------------------------------------------------------------------------
       9,777  LVMH (Moet-Hennessy)                                                                      1,861,166
              ----------------------------------------------------------------------------------
      20,930  Lyonnaise Des Eaux SA                                                                     2,004,717
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                    12,730,664
              ----------------------------------------------------------------------------------  ---------------
              GERMANY--4.6%
              ----------------------------------------------------------------------------------
       7,000  BASF AG                                                                                   1,534,260
              ----------------------------------------------------------------------------------
       6,400  Commerzbank AG, Frankfurt                                                                 1,480,191
              ----------------------------------------------------------------------------------
       4,400  Kaufhof Holding AG                                                                        1,332,504
              ----------------------------------------------------------------------------------
       2,600  Linde AG                                                                            $     1,524,442
              ----------------------------------------------------------------------------------



Federated International Equity Fund
(formerly, International Equity Fund)

--------------------------------------------------------------------------------

                                                                                                     VALUE IN
   SHARES                                                                                          U.S. DOLLARS
------------  ----------------------------------------------------------------------------------  ---------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
              GERMANY--CONTINUED
              ----------------------------------------------------------------------------------
       6,000  Mannesmann AG                                                                             1,931,964
              ----------------------------------------------------------------------------------
       3,000  Siemens AG                                                                                1,567,102
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                     9,370,463
              ----------------------------------------------------------------------------------  ---------------
              HONG KONG--3.1%
              ----------------------------------------------------------------------------------
   1,119,000  Amoy Properties Ltd.                                                                      1,070,550
              ----------------------------------------------------------------------------------
      15,561  First Pacific Co.                                                                            16,899
              ----------------------------------------------------------------------------------
     619,600  Hong Kong Telecom                                                                         1,053,374
              ----------------------------------------------------------------------------------
      71,015  HSBC Holdings                                                                             1,046,642
              ----------------------------------------------------------------------------------
   2,522,000  Manhattan Card Co., Ltd.                                                                  1,124,888
              ----------------------------------------------------------------------------------
     132,000  Sun Hung Kai Properties                                                                   1,062,328
              ----------------------------------------------------------------------------------
     278,000  Television Broadcasting                                                                   1,049,477
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                     6,424,158
              ----------------------------------------------------------------------------------  ---------------
              INDONESIA--1.8%
              ----------------------------------------------------------------------------------
     323,600  Lippo Bank                                                                                  474,736
              ----------------------------------------------------------------------------------
     569,000  PT Astra International                                                                    1,133,764
              ----------------------------------------------------------------------------------
     373,000  PT Hero Supermarket                                                                         735,056
              ----------------------------------------------------------------------------------
     191,000  PT Indocement                                                                               648,237
              ----------------------------------------------------------------------------------
     338,000  PT United Tractors                                                                          614,276
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                     3,606,069
              ----------------------------------------------------------------------------------  ---------------
              ITALY--2.1%
              ----------------------------------------------------------------------------------
     415,000  La Rinascente S.P.A.                                                                      2,325,206
              ----------------------------------------------------------------------------------
   1,200,000  (a)Telecom Italia Mobile                                                                  1,936,004
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                     4,261,210
              ----------------------------------------------------------------------------------  ---------------
              JAPAN--37.6%
              ----------------------------------------------------------------------------------
     252,000  Asahi Chemical Industry Co. Ltd.                                                          1,882,260
              ----------------------------------------------------------------------------------
     113,000  Bridgestone Corp.                                                                   $     1,665,848
              ----------------------------------------------------------------------------------
      50,000  Canon, Inc.                                                                                 879,607
              ----------------------------------------------------------------------------------



Federated International Equity Fund
(formerly, International Equity Fund)

--------------------------------------------------------------------------------

                                                                                                     VALUE IN
   SHARES                                                                                          U.S. DOLLARS
------------  ----------------------------------------------------------------------------------  ---------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
              JAPAN--CONTINUED
              ----------------------------------------------------------------------------------
     102,000  Dai Nippon Printing Co. Ltd.                                                              1,784,373
              ----------------------------------------------------------------------------------
     322,000  Daimaru, Inc.                                                                             2,120,295
              ----------------------------------------------------------------------------------
     415,000  Dainippon Ink and Chemical, Inc.                                                          1,921,032
              ----------------------------------------------------------------------------------
         250  DDI Corp.                                                                                 2,009,828
              ----------------------------------------------------------------------------------
     100,000  Hitachi Cable                                                                               710,565
              ----------------------------------------------------------------------------------
     200,000  Jaccs                                                                                     1,965,602
              ----------------------------------------------------------------------------------
     100,000  (a)Japan Airlines Co.                                                                       639,803
              ----------------------------------------------------------------------------------
      73,000  JUSCO Co.                                                                                 1,750,565
              ----------------------------------------------------------------------------------
     126,000  Kandenko Co., Ltd.                                                                        1,535,528
              ----------------------------------------------------------------------------------
     449,000  Kawasaki Heavy Industries                                                                 2,043,115
              ----------------------------------------------------------------------------------
     542,000  Kawasaki Steel                                                                            1,922,968
              ----------------------------------------------------------------------------------
      78,000  Kokuyo Co.                                                                                1,678,821
              ----------------------------------------------------------------------------------
     300,000  Kubota Corp.                                                                              1,972,482
              ----------------------------------------------------------------------------------
     230,000  Kuraray Co. Ltd.                                                                          2,350,860
              ----------------------------------------------------------------------------------
      30,000  Kurita Water Industries                                                                     834,398
              ----------------------------------------------------------------------------------
      12,000  Kyocera Corp.                                                                               949,386
              ----------------------------------------------------------------------------------
     220,000  Kyowa Hakko Kogyo Co.                                                                     2,162,162
              ----------------------------------------------------------------------------------
     250,000  Minebea Co.                                                                               2,078,624
              ----------------------------------------------------------------------------------
     279,000  Mitsubishi Heavy Industries                                                               2,223,774
              ----------------------------------------------------------------------------------
     245,000  Mitsui Marine & Fire Insurance Co.                                                        1,649,386
              ----------------------------------------------------------------------------------
     330,000  Nagoya Railroad Co. Ltd.                                                                  1,621,622
              ----------------------------------------------------------------------------------
     170,000  NEC Corp.                                                                                 2,171,990
              ----------------------------------------------------------------------------------
     100,000  NGK Insulators                                                                              992,629
              ----------------------------------------------------------------------------------
     170,000  Nichiei Construction                                                                      1,426,830
              ----------------------------------------------------------------------------------
     280,000  Nihon Cement Co., Ltd.                                                              $     1,854,742
              ----------------------------------------------------------------------------------
      89,000  Nippon Electric Glass Co., Ltd.                                                           1,653,170
              ----------------------------------------------------------------------------------
     230,000  Nippon Express Co. Ltd.                                                                   1,995,971
              ----------------------------------------------------------------------------------



Federated International Equity Fund
(formerly, International Equity Fund)

--------------------------------------------------------------------------------

                                                                                                     VALUE IN
   SHARES                                                                                          U.S. DOLLARS
------------  ----------------------------------------------------------------------------------  ---------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
              JAPAN--CONTINUED
              ----------------------------------------------------------------------------------
     360,000  Nippon Sheet Glass Co.                                                                    1,606,290
              ----------------------------------------------------------------------------------
           4  Nippon Telephone & Telegraph Corp.                                                           32,668
              ----------------------------------------------------------------------------------
     135,000  Nishimatsu Construction                                                                   1,618,673
              ----------------------------------------------------------------------------------
     810,000  (a)NKK Corp.                                                                              2,228,993
              ----------------------------------------------------------------------------------
     160,000  Sakura Bank Ltd., Tokyo                                                                   1,729,730
              ----------------------------------------------------------------------------------
      25,000  Secom Co.                                                                                 1,687,961
              ----------------------------------------------------------------------------------
      37,000  Sega Enterprises                                                                          2,000,000
              ----------------------------------------------------------------------------------
     132,000  Sekisui House Ltd.                                                                        1,543,784
              ----------------------------------------------------------------------------------
     129,000  Shionogi and Co.                                                                          1,111,872
              ----------------------------------------------------------------------------------
      35,000  Sony Music Entertainment, Inc.                                                            1,565,111
              ----------------------------------------------------------------------------------
     364,000  Sumitomo Chemical Co.                                                                     1,810,162
              ----------------------------------------------------------------------------------
     532,000  Sumitomo Heavy Industries                                                                 1,694,034
              ----------------------------------------------------------------------------------
      40,000  Takeda Chemical Industries                                                                  597,543
              ----------------------------------------------------------------------------------
      60,000  Tokio Marine and Fire                                                                       684,029
              ----------------------------------------------------------------------------------
      50,000  Tokyo Electron Ltd.                                                                       2,132,678
              ----------------------------------------------------------------------------------
      60,000  Tostem Corp.                                                                              1,828,010
              ----------------------------------------------------------------------------------
     100,000  Toto Ltd.                                                                                 1,356,265
              ----------------------------------------------------------------------------------
      80,000  Yamanouchi Pharmaceutical                                                                 1,721,867
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                    77,397,906
              ----------------------------------------------------------------------------------  ---------------
              KOREA--2.1%
              ----------------------------------------------------------------------------------
      26,000  Korea Electric Power Corp.                                                                1,032,375
              ----------------------------------------------------------------------------------
      32,300  (a)Korea Mobile Telecomm Corp., GDR                                                       1,267,775
              ----------------------------------------------------------------------------------
      33,000  Pohang Iron and Steel Co., Ltd., ADR                                                        808,500
              ----------------------------------------------------------------------------------
       5,817  (a)Samsung Electronics Co.                                                          $     1,091,135
              ----------------------------------------------------------------------------------
         545  Samsung Electronics Co., GDR                                                                 35,017
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                     4,234,802
              ----------------------------------------------------------------------------------  ---------------



Federated International Equity Fund
(formerly, International Equity Fund)

--------------------------------------------------------------------------------

                                                                                                     VALUE IN
   SHARES                                                                                          U.S. DOLLARS
------------  ----------------------------------------------------------------------------------  ---------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
              MALAYSIA--2.4%
              ----------------------------------------------------------------------------------
     122,000  Malayan Banking Berhad                                                                      966,575
              ----------------------------------------------------------------------------------
   1,020,000  Malayan United Industries Bhd                                                               775,956
              ----------------------------------------------------------------------------------
     434,000  Malayawata Steel Berhad                                                                     742,436
              ----------------------------------------------------------------------------------
     333,000  Malaysian International Shipping BHD                                                        813,796
              ----------------------------------------------------------------------------------
     235,000  Tenaga Nasional Berhad                                                                      879,976
              ----------------------------------------------------------------------------------
     330,000  UMW Holdings Bhd                                                                            773,946
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                     4,952,685
              ----------------------------------------------------------------------------------  ---------------
              MEXICO--0.4%
              ----------------------------------------------------------------------------------
      23,000  Cemex SA, Class B, ADR                                                                      153,813
              ----------------------------------------------------------------------------------
      15,000  Empresas ICA Sociedad Controladora S.A., ADR                                                153,750
              ----------------------------------------------------------------------------------
      29,000  (a)Grupo Financiero Bancomer, S.A. de C.V., Class B, ADR                                    166,750
              ----------------------------------------------------------------------------------
       5,000  Pan American Beverage, Class A                                                              161,250
              ----------------------------------------------------------------------------------
      21,000  Transportacion Maritima Mexicana SA , Class L, ADR                                          160,125
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                       795,688
              ----------------------------------------------------------------------------------  ---------------
              NETHERLANDS--3.3%
              ----------------------------------------------------------------------------------
     172,800  Elsevier NV                                                                               2,358,354
              ----------------------------------------------------------------------------------
      41,500  Polygram                                                                                  2,498,768
              ----------------------------------------------------------------------------------
      55,000  Royal PTT Nederland NV                                                                    1,959,797
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                     6,816,919
              ----------------------------------------------------------------------------------  ---------------
              NEW ZEALAND--0.4%
              ----------------------------------------------------------------------------------
     384,274  Carter Holt Harvey                                                                          810,345
              ----------------------------------------------------------------------------------  ---------------
              PHILIPPINES--0.0%
              ----------------------------------------------------------------------------------
       2,933  Metro Bank and Trust Co.                                                            $        50,125
              ----------------------------------------------------------------------------------  ---------------
              SINGAPORE--2.3%
              ----------------------------------------------------------------------------------
     334,000  First Capital Corp., Ltd.                                                                   899,823
              ----------------------------------------------------------------------------------
      80,000  Fraser and Neave Ltd.                                                                       952,854
              ----------------------------------------------------------------------------------
     460,000  Haw Par Brothers International Ltd.                                                         991,422
              ----------------------------------------------------------------------------------



Federated International Equity Fund
(formerly, International Equity Fund)

--------------------------------------------------------------------------------

                                                                                                     VALUE IN
   SHARES                                                                                          U.S. DOLLARS
------------  ----------------------------------------------------------------------------------  ---------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
              SINGAPORE--CONTINUED
              ----------------------------------------------------------------------------------
     100,000  Singapore Airlines Ltd.                                                                     935,838
              ----------------------------------------------------------------------------------
      62,000  Singapore Press Holdings Ltd.                                                               980,220
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                     4,760,157
              ----------------------------------------------------------------------------------  ---------------
              SPAIN--1.8%
              ----------------------------------------------------------------------------------
       7,900  Acerinox SA                                                                                 791,570
              ----------------------------------------------------------------------------------
      50,500  Centros Comerciales Pryca, SA                                                               983,327
              ----------------------------------------------------------------------------------
      32,200  Repsol SA                                                                                 1,014,945
              ----------------------------------------------------------------------------------
       9,700  Zardoya-Otis SA                                                                           1,007,342
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                     3,797,184
              ----------------------------------------------------------------------------------  ---------------
              SWEDEN--1.4%
              ----------------------------------------------------------------------------------
     121,000  Stora Kopparbergs, Class A                                                                1,522,767
              ----------------------------------------------------------------------------------
      47,200  Svedala Industri                                                                          1,306,811
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                     2,829,578
              ----------------------------------------------------------------------------------  ---------------
              SWITZERLAND--4.9%
              ----------------------------------------------------------------------------------
       1,539  BBC Brown Boveri                                                                          1,767,461
              ----------------------------------------------------------------------------------
       1,900  Ciba-Giegy AG-R                                                                           1,693,918
              ----------------------------------------------------------------------------------
      16,800  CS HOLDING "R"                                                                            1,593,535
              ----------------------------------------------------------------------------------
       1,500  Nestle SA                                                                                 1,598,894
              ----------------------------------------------------------------------------------
         242  Roche Holding AG                                                                          1,828,124
              ----------------------------------------------------------------------------------
       5,000  Zurich Versicherungsgesellschaft                                                          1,535,517
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                    10,017,449
              ----------------------------------------------------------------------------------  ---------------
              TAIWAN--0.0%
              ----------------------------------------------------------------------------------
       1,236  Tuntex Distinct Corp., GDR                                                          $         7,829
              ----------------------------------------------------------------------------------  ---------------
              THAILAND--1.2%
              ----------------------------------------------------------------------------------
     120,500  Bangkok Bank                                                                              1,283,545
              ----------------------------------------------------------------------------------
     300,000  Krung Thai Bank PLC                                                                       1,108,903
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                     2,392,448
              ----------------------------------------------------------------------------------  ---------------



Federated International Equity Fund
(formerly, International Equity Fund)

--------------------------------------------------------------------------------

                                                                                                     VALUE IN
   SHARES                                                                                          U.S. DOLLARS
------------  ----------------------------------------------------------------------------------  ---------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
              UNITED KINGDOM--16.9%
              ----------------------------------------------------------------------------------
     380,000  Associated British Ports Holdings PLC                                                     1,646,356
              ----------------------------------------------------------------------------------
     204,000  Boots Co. PLC                                                                             1,767,667
              ----------------------------------------------------------------------------------
     353,000  BTR PLC                                                                                   1,807,693
              ----------------------------------------------------------------------------------
     280,000  Cable & Wireless                                                                          1,943,968
              ----------------------------------------------------------------------------------
     304,578  Cadbury Schweppes                                                                         2,597,213
              ----------------------------------------------------------------------------------
     543,000  Caradon PLC                                                                               1,633,489
              ----------------------------------------------------------------------------------
     347,000  Chubb Security                                                                            1,718,532
              ----------------------------------------------------------------------------------
     300,000  Compass Group                                                                             2,055,266
              ----------------------------------------------------------------------------------
     300,000  David S. Smith (Holdings)                                                                 1,171,157
              ----------------------------------------------------------------------------------
     282,000  Grand Metropolitan PLC                                                                    1,908,206
              ----------------------------------------------------------------------------------
     110,000  Imperial Chemical Industries                                                              1,279,853
              ----------------------------------------------------------------------------------
     267,000  Rank Organisation PLC                                                                     1,684,078
              ----------------------------------------------------------------------------------
     173,000  Reckitt & Colman PLC                                                                      1,773,171
              ----------------------------------------------------------------------------------
     100,000  RTZ Corp. PLC                                                                             1,435,242
              ----------------------------------------------------------------------------------
   1,165,000  Rugby Group PLC                                                                           1,908,374
              ----------------------------------------------------------------------------------
     333,000  Scottish Power PLC                                                                        1,921,938
              ----------------------------------------------------------------------------------
     964,000  Sedgwick Group PLC                                                                        1,778,353
              ----------------------------------------------------------------------------------
     170,000  Smith, W.H. Group PLC                                                                     1,126,914
              ----------------------------------------------------------------------------------
     100,000  Thorn EMI                                                                                 2,384,415
              ----------------------------------------------------------------------------------



Federated International Equity Fund
(formerly, International Equity Fund)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL                                                                                           VALUE IN
   AMOUNT                                                                                          U.S. DOLLARS

COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
              UNITED KINGDOM--CONTINUED
              ----------------------------------------------------------------------------------
     280,000  Tomkins PLC                                                                         $     1,131,660
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                    34,673,545
              ----------------------------------------------------------------------------------  ---------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $188,667,918)                                      195,337,463
              ----------------------------------------------------------------------------------  ---------------
PREFERRED STOCKS--2.8%
------------------------------------------------------------------------------------------------
              AUSTRALIA--0.5%
              ----------------------------------------------------------------------------------
     233,000  News Corp., Ltd., Pfd.                                                                    1,113,641
              ----------------------------------------------------------------------------------  ---------------
              BRAZIL--0.4%
              ----------------------------------------------------------------------------------
     870,000  Brasmotor S.A., Preference                                                                  182,807
              ----------------------------------------------------------------------------------
     490,000  Cia Cervejaria Brahma, Preference                                                           193,241
              ----------------------------------------------------------------------------------
   1,300,000  Telecomunicacoes de Sao Paulo S.A., Preference                                              226,023
              ----------------------------------------------------------------------------------
   4,000,000  Uniao de Bancos Brasileir, Pfd.                                                             130,421
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                       732,492
              ----------------------------------------------------------------------------------  ---------------
              GERMANY--1.9%
              ----------------------------------------------------------------------------------
       4,300  Gea AG, Pfd.                                                                              1,367,628
              ----------------------------------------------------------------------------------
       4,000  Henkel KGaA--Vorzug, Pfd.                                                                 1,498,997
              ----------------------------------------------------------------------------------
       2,300  Wella AG, Pfd.                                                                            1,081,380
              ----------------------------------------------------------------------------------  ---------------
              Total                                                                                     3,948,005
              ----------------------------------------------------------------------------------  ---------------
              TOTAL PREFERRED STOCKS (IDENTIFIED COST $5,996,296)                                       5,794,138
              ----------------------------------------------------------------------------------  ---------------
              TOTAL LONG-TERM SECURITIES (IDENTIFIED COST $194,664,214)                               201,131,601
              ----------------------------------------------------------------------------------  ---------------
(B) REPURCHASE AGREEMENT--0.3%
------------------------------------------------------------------------------------------------
     610,000  J.P. Morgan Securities, Inc., 5.93%, dated 11/30/1995, due 12/1/1995
              (at amortized cost)                                                                         610,000
              ----------------------------------------------------------------------------------  ---------------
              TOTAL INVESTMENTS (IDENTIFIED COST $195,274,214)(C)                                 $   201,741,601
              ----------------------------------------------------------------------------------  ---------------



Federated International Equity Fund
(formerly, International Equity Fund)

--------------------------------------------------------------------------------

 (a) Non-income producing security.

 (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in joint accounts with other Federated funds.

 (c) The cost of investments for federal tax purposes amounts to $195,368,570. The net unrealized appreciation of investments on a federal tax basis amounts to $6,373,031 which is comprised of $12,336,470 appreciation and $5,963,439 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($205,427,901) at November 30, 1995.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
GDR--Global Depository Receipts
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)

Federated International Equity Fund
(formerly, International Equity Fund)
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
November 30, 1995

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $195,274,214 and tax cost $195,368,570)   $201,741,601
---------------------------------------------------------------------------------------------------
Income receivable                                                                                        780,957
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                        4,297,050
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                               535,358
---------------------------------------------------------------------------------------------------
Receivable for foreign currency sold                                                                   1,661,998
---------------------------------------------------------------------------------------------------  -----------
    Total assets                                                                                     209,016,964
---------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
Payable for investments purchased                                                         $1,183,131
----------------------------------------------------------------------------------------
Payable for shares redeemed                                                                 342,943
----------------------------------------------------------------------------------------
Payable to Bank                                                                             152,684
----------------------------------------------------------------------------------------
Payable for taxes withheld                                                                   59,752
----------------------------------------------------------------------------------------
Payable for foreign currency purchased                                                    1,661,998
----------------------------------------------------------------------------------------
Accrued expenses                                                                            188,555
----------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                  3,589,063
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS for 11,493,725 shares outstanding                                                         $205,427,901
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid-in capital                                                                                      $176,665,375
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities in foreign
currency                                                                                               6,427,495
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                        21,471,982
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                      863,049
---------------------------------------------------------------------------------------------------  -----------
    Total net assets                                                                                 $205,427,901
---------------------------------------------------------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
CLASS A SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($191,911,473 / 10,725,577 shares outstanding)                                  $17.89
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/94.50 of $17.89)*                                                           $18.93
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share                                                                             $17.89
---------------------------------------------------------------------------------------------------  -----------
CLASS B SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($6,370,337 / 359,853 shares outstanding)                                       $17.70
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $17.70
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (94.50/100 of $17.70)**                                                     $16.73
---------------------------------------------------------------------------------------------------  -----------
CLASS C SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($7,146,091 / 408,295 shares outstanding)                                       $17.50
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $17.50
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (94.50/100 of $17.50)**                                                     $16.54
---------------------------------------------------------------------------------------------------  -----------


 *See "Investing in Class A Shares" in the Prospectus.

 **See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated International Equity Fund
(formerly, International Equity Fund)
Statement of Operations
--------------------------------------------------------------------------------
Year Ended November 30, 1995

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $632,345)                                                $  3,748,236
---------------------------------------------------------------------------------------------------
Interest                                                                                                  858,935
---------------------------------------------------------------------------------------------------  ------------
    Total income                                                                                        4,607,171
---------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------
Investment advisory fee                                                                 $ 2,307,680
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   322,342
--------------------------------------------------------------------------------------
Custodian fees                                                                              340,578
--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    223,775
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     9,363
--------------------------------------------------------------------------------------
Auditing fees                                                                                33,416
--------------------------------------------------------------------------------------
Legal fees                                                                                    4,198
--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    37,204
--------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                    27,576
--------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                    57,321
--------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                    548,621
--------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                      9,192
--------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                     19,107
--------------------------------------------------------------------------------------
Share registration costs                                                                     32,904
--------------------------------------------------------------------------------------
Printing and postage                                                                         91,925
--------------------------------------------------------------------------------------
Insurance premiums                                                                            7,791
--------------------------------------------------------------------------------------
Taxes                                                                                        46,417
--------------------------------------------------------------------------------------
Miscellaneous                                                                                20,203
--------------------------------------------------------------------------------------  -----------
    Total expenses                                                                        4,139,613
--------------------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------------
  Waiver of shareholder services fee--Class A Shares                        ($ 403,783)
--------------------------------------------------------------------------
  Waiver of shareholder services fee--Class C Shares                            (3,003)
--------------------------------------------------------------------------  ----------
    Total waivers                                                                          (406,786)
--------------------------------------------------------------------------------------  -----------
Net expenses                                                                                            3,732,827
---------------------------------------------------------------------------------------------------  ------------
Net investment income                                                                                     874,344
---------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
---------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                     21,589,545
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets and liabilities in
foreign currency                                                                                      (20,374,381)
---------------------------------------------------------------------------------------------------  ------------
    Net realized and unrealized gain on investments and foreign currency transactions                   1,215,164
---------------------------------------------------------------------------------------------------  ------------
         Change in net assets resulting from operations                                              $  2,089,508
---------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


Federated International Equity Fund
(formerly, International Equity Fund)
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                       YEAR ENDED NOVEMBER 30,
                                                                                         1995            1994
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------------
Net investment income (loss)                                                        $      874,344  $      (54,439)
----------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions ($21,531,956 and $14,870,196 net gain, respectively,
as computed for federal tax purposes)                                                   21,589,545      15,659,072
----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
and translation of assets and liabilities in foreign currency                          (20,374,381)      7,122,265
----------------------------------------------------------------------------------  --------------  --------------
    Change in net assets resulting from operations                                       2,089,508      22,726,898
----------------------------------------------------------------------------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------------
Distributions from net investment income:
----------------------------------------------------------------------------------
  Class A Shares                                                                           (34,372)         (7,180)
----------------------------------------------------------------------------------
  Class B Shares                                                                          --              --
----------------------------------------------------------------------------------
  Class C Shares                                                                              (101)       --
----------------------------------------------------------------------------------
Distributions in excess of net investment income:
----------------------------------------------------------------------------------
  Class A Shares                                                                          --              (803,651)
----------------------------------------------------------------------------------
  Class C Shares                                                                          --                (6,995)
----------------------------------------------------------------------------------
Distributions from net realized gains on investments
and foreign currency transactions:
----------------------------------------------------------------------------------
  Class A Shares                                                                       (12,398,817)       --
----------------------------------------------------------------------------------
  Class B Shares                                                                           (77,839)       --
----------------------------------------------------------------------------------
  Class C Shares                                                                          (431,114)       --
----------------------------------------------------------------------------------  --------------  --------------
    Change in net assets resulting from distributions to shareholders                  (12,942,243)       (817,826)
----------------------------------------------------------------------------------  --------------  --------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------------
Proceeds from sale of shares                                                            94,560,822     158,071,765
----------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                    62,363         324,527
----------------------------------------------------------------------------------
Cost of shares redeemed                                                               (149,570,774)   (104,788,830)
----------------------------------------------------------------------------------  --------------  --------------
    Change in net assets resulting from share transactions                             (54,947,589)     53,607,462
----------------------------------------------------------------------------------  --------------  --------------
         Change in net assets                                                          (65,800,324)     75,516,534
----------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------
Beginning of period                                                                    271,228,225     195,711,691
----------------------------------------------------------------------------------  --------------  --------------
End of period (including undistributed net investment
income of $863,049 and $273,080, respectively)                                      $  205,427,901  $  271,228,225
----------------------------------------------------------------------------------  --------------  --------------


(See Notes which are an integral part of the Financial Statements)


Federated International Equity Fund
(formerly, International Equity Fund)
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    YEAR ENDED NOVEMBER 30,
                                       1995       1994       1993       1992       1991       1990       1989       1988
NET ASSET VALUE, BEGINNING OF
PERIOD                               $   18.53  $   16.49  $   14.09  $   14.44  $   14.28  $   17.59  $   17.34  $   19.99
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
 Net investment income                    0.09       0.15       0.06       0.10       0.11       0.19       0.18       0.19
-----------------------------------
 Net realized and unrealized gain
 (loss) on investments and foreign
 currency transactions                    0.17       1.96       2.53      (0.37)      0.37      (1.16)      1.60       3.27
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total from investment operations         0.26       2.11       2.59      (0.27)      0.48      (0.97)      1.78       3.46
-----------------------------------
LESS DISTRIBUTIONS
-----------------------------------
 Distributions from net investment
 income                                 (0.003)     (0.07)     (0.06)     (0.08)     (0.21)     (0.20)     (0.23)     (0.23)
-----------------------------------
 Distributions in excess of net
 investment income (a)                  --         --           (0.13)    --        --         --         --         --
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total distributions from net
 investment income                      (0.003)     (0.07)     (0.19)     (0.08)     (0.21)     (0.20)     (0.23)     (0.23)
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Distributions from net realized
 gain on investments and foreign
 currency transactions                  (0.90)     --         --         --         (0.11)     (2.14)     (1.30)     (5.88)
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total distributions                    (0.90)     (0.07)     (0.19)     (0.08)     (0.32)     (2.34)     (1.53)     (6.11)
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD       $   17.89  $    18.53 $    16.49 $    14.09 $    14.44 $    14.28 $    17.59 $    17.34
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (B)                         1.60%     12.82%     18.52%    (1.86%)      3.49%    (6.72%)     11.55%     24.33%
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
 Expenses                                1.57%      1.61%      1.60%      1.57%      1.52%      1.32%      1.01%      1.00%
-----------------------------------
 Net investment income                   0.42%     --          0.13%      0.69%      0.78%      1.39%      1.04%      1.43%
-----------------------------------
 Expense waiver/reimbursement (c)        0.18%     --          0.01%      0.02%      0.30%      0.25%      0.46%      0.28%
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
 Net assets, end of period (000
 omitted)                             $191,911   $261,178   $192,860   $106,937   $101,980    $82,541    $65,560    $68,922
-----------------------------------
 Portfolio turnover                        166%        73%        74%        91%        84%       114%        85%        98%
-----------------------------------

                                       1987       1986
NET ASSET VALUE, BEGINNING OF
PERIOD                               $   22.87  $   14.62
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
 Net investment income                    0.24       0.04
-----------------------------------
 Net realized and unrealized gain
 (loss) on investments and foreign
 currency transactions                   (0.72)      8.63
-----------------------------------  ---------  ---------
 Total from investment operations        (0.48)      8.67
-----------------------------------
LESS DISTRIBUTIONS
-----------------------------------
 Distributions from net investment
 income                                  (0.05)     (0.08)
-----------------------------------
 Distributions in excess of net
 investment income (a)                  --         --
-----------------------------------  ---------  ---------
 Total distributions from net
 investment income                        (0.05)      (0.08)
-----------------------------------  ---------  ---------
 Distributions from net realized
 gain on investments and foreign
 currency transactions                  (2.35)     (0.34)
-----------------------------------  ---------  ---------
 Total distributions                    (2.40)     (0.42)
-----------------------------------  ---------  ---------
NET ASSET VALUE, END OF PERIOD       $    19.99 $    22.87
-----------------------------------  ---------  ---------
TOTAL RETURN (B)                       (2.70%)     60.75%
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
 Expenses                                1.00%      1.00%
-----------------------------------
 Net investment income                   0.93%      0.34%
-----------------------------------
 Expense waiver/reimbursement (c)        0.17%      0.19%
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
 Net assets, end of period (000
 omitted)                              $85,860   $106,257
-----------------------------------
 Portfolio turnover                        130%        70%
-----------------------------------


 (a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated International Equity Fund
(formerly, International Equity Fund)
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                YEAR ENDED
                                                                                               NOVEMBER 30,
                                                                                             1995      1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                       $   18.50  $   19.61
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------
  Net investment income (loss)                                                                 (0.08)     (0.01)
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                                             0.18      (1.10)
-----------------------------------------------------------------------------------------  ---------  ---------
  Total from investment operations                                                              0.10      (1.11)
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------------------
  Distributions from net realized gain on investments
  and foreign currency transactions                                                            (0.90)    --
-----------------------------------------------------------------------------------------  ---------  ---------
  Total distributions                                                                          (0.90)    --
-----------------------------------------------------------------------------------------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                                             $   17.70  $   18.50
-----------------------------------------------------------------------------------------  ---------  ---------
TOTAL RETURN (B)                                                                                0.68%     (5.27%)
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------
  Expenses                                                                                      2.52%      2.59%*
-----------------------------------------------------------------------------------------
  Net investment income                                                                        (0.52%)     (0.88%)*
-----------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                            --         --
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                     $6,370     $1,214
-----------------------------------------------------------------------------------------
  Portfolio turnover                                                                             166%        73%
-----------------------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from September 19, 1994 (start of business) to November 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated International Equity Fund
(formerly, International Equity Fund)
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 YEAR ENDED NOVEMBER 30,
                                                                               1995       1994      1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                         $   18.30  $   16.41  $   14.88
---------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------
  Net investment income (loss)                                                   (0.12)     (0.05)     (0.04)
---------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                               0.22       1.98       1.57
---------------------------------------------------------------------------  ---------  ---------  ---------
  Total from investment operations                                                0.10       1.93       1.53
---------------------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------------------
  Distributions from net investment income                                     (0.001)     --         --
---------------------------------------------------------------------------
  Distributions in excess of net investment income (b)                          --          (0.04)    --
---------------------------------------------------------------------------  ---------  ---------  ---------
  Total distributions from net investment income                               (0.001)      (0.04)    --
---------------------------------------------------------------------------  ---------  ---------  ---------
  Distributions from net realized gain on investments
  and foreign currency transactions                                              (0.90)    --         --
---------------------------------------------------------------------------  ---------  ---------  ---------
  Total distributions                                                            (0.90)     (0.04)    --
---------------------------------------------------------------------------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                               $   17.50  $   18.30  $   16.41
---------------------------------------------------------------------------  ---------  ---------  ---------
TOTAL RETURN (C)                                                                  0.69%     11.75%     10.28%
---------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------
  Expenses                                                                        2.46%      2.55%      2.57%*
---------------------------------------------------------------------------
  Net investment income                                                          (0.47%)     (0.91%)     (1.10%)*
---------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                0.04%    --           0.01%*
---------------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                       $7,146     $8,836     $2,852
---------------------------------------------------------------------------
  Portfolio turnover                                                               166%        73%        74%
---------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from March 31, 1993 (start of business) to November 30, 1993.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Federated International Equity Fund
(formerly, International Equity Fund)
Notes to Financial Statements
--------------------------------------------------------------------------------
November 30, 1995

(1) ORGANIZATION

International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of two portfolios, one diversified and one non-diversified. The financial statements included herein are only those of Federated International Equity Fund (the "Fund"), the diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares.

Effective September 1, 1995, the Fund changed its name to Federated International Equity Fund.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Equity securities are valued at the last sale price reported on national security exchanges. Unlisted equity securities are valued at prices provided by independent pricing services.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the
     Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. As a result of these differences, the following required reclassifications have been made to the current year financial statements.

                        INCREASE (DECREASE)
                        ACCUMULATED NET         UNDISTRIBUTED NET
 PAID-IN CAPITAL      REALIZED GAIN/LOSS        INVESTMENT INCOME
    $  371,843           $   (121,942)             $  (249,901)


     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.


     At November 30, 1995, the diversification of industries was as follows:

                                              % OF
INDUSTRY                                   NET ASSETS
Appliances & Household
  Durables                                        0.6%
Automobiles                                       0.8
Banking                                           5.4
Beverages & Tobacco                               1.5
Broadcasting & Publishing                         2.7
Building Materials
  & Components                                    4.6
Business & Public Services                        3.3
Chemicals                                         6.9
Construction & Housing                            3.1
Data Processing & Reproduction                    0.4
Electrical & Electronics                          3.7
Energy Sources                                    1.2
Finance                                           1.5
Food & Household Products                         5.0
Forest Products & Paper                           1.3
Health & Personal Care                            4.1

                                              % OF
INDUSTRY                                   NET ASSETS
Industrial Components                             3.5%
Insurance                                         3.8
Leisure & Tourism                                 2.7
Machinery & Engineering                           8.1
Merchandising                                     6.5
Metals                                            4.0
Miscellaneous Materials
  & Commodities                                   1.6
Multi-Industry                                    4.1
Non-Energy Minerals                               0.8
Producer Manufacturing                            0.5
Real Estate                                       1.6
Recreation                                        4.1
Telecommunications                                5.1
Transportation--Airlines                          0.8
Transportation--Road & Rail                       2.2
Transportation--Shipping                          0.5
Utilities--Electrical & Gas                       1.9


     FOREIGN CURRENCY COMMITMENTS--The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 1995, the Fund had outstanding foreign currency commitments as set forth below:

                                                                              UNREALIZED
                              CONTRACTS TO                                   APPRECIATION
  SETTLEMENT DATA            DELIVER/RECEIVE            IN EXCHANGE FOR     (DEPRECIATION)
     PURCHASES
       12/01/95      100,613 Argentine Peso               $   100,643         $        10
       12/01/95      955,118 Hong Kong Dollar             $   123,499                 (18)
           SOLD
       12/05/95      440,088 Pound Sterling               $   670,914              (2,827)
       12/29/95      509,645,729 Italian Lira             $   318,728                  34
       12/29/95      411,711,150 Italian Lira             $   256,998                (455)
       12/01/95      19,440,965 Japanese Yen              $   191,216                 150


     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     OTHER--Investment transactions are accounted for on the trade date.


(3) CAPITAL STOCK

At November 30, 1995, par value shares ($0.0001 per share) authorized were as follows:

                                                                                        POUND OF PAR VALUE CAPITAL
CLASS NAME                                                                                   STOCK AUTHORIZED
Class A                                                                                           500,000,000
--------------------------------------------------------------------------------------
Class B                                                                                           500,000,000
--------------------------------------------------------------------------------------
Class C                                                                                           500,000,000
--------------------------------------------------------------------------------------  --------------------------
     Total                                                                                      1,500,000,000
--------------------------------------------------------------------------------------  --------------------------


Transactions in capital stock were as follows:

                                                             YEAR ENDED                     YEAR ENDED
                                                         NOVEMBER 30, 1995              NOVEMBER 30, 1994
CLASS A SHARES                                        SHARES         AMOUNT          SHARES          AMOUNT
Shares sold                                           4,975,723  $    86,980,247      7,830,629  $   148,658,669
--------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                         3,695           61,786         18,065          320,105
--------------------------------------------------
Shares redeemed                                      (8,351,087)    (145,908,457)    (5,447,729)    (102,494,771)
--------------------------------------------------  -----------  ---------------  -------------  ---------------
     Net change resulting from Class A share
     transactions                                    (3,371,669) $   (58,866,424)     2,400,965  $    46,484,003
--------------------------------------------------  -----------  ---------------  -------------  ---------------

                                                              YEAR ENDED                     YEAR ENDED
                                                           NOVEMBER 30, 1995            NOVEMBER 30, 1994(A)
CLASS B SHARES                                          SHARES         AMOUNT         SHARES          AMOUNT
Shares sold                                               320,651  $    5,616,298         66,837  $     1,290,771
----------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                         --             --             --              --
----------------------------------------------------
Shares redeemed                                           (26,432)       (455,453)        (1,202)         (23,249)
----------------------------------------------------  -----------  --------------  -------------  ---------------
     Net change resulting from Class B share
     transactions                                         294,219  $    5,160,845         65,635  $     1,267,522
----------------------------------------------------  -----------  --------------  -------------  ---------------


(a) For the period from September 19, 1994 (start of business) to November 30, 1994.

                                                              YEAR ENDED                     YEAR ENDED
                                                           NOVEMBER 30, 1995             NOVEMBER 30, 1994
CLASS C SHARES                                          SHARES         AMOUNT         SHARES          AMOUNT
Shares sold                                               114,724  $    1,964,277        429,959  $     8,122,325
----------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                              32             577            250            4,422
----------------------------------------------------
Shares redeemed                                          (189,410)     (3,206,864)      (120,985)      (2,270,810)
----------------------------------------------------  -----------  --------------  -------------  ---------------
     Net change resulting from Class C share
     transactions                                         (74,654) $   (1,242,010)       309,224  $     5,855,937
----------------------------------------------------  -----------  --------------  -------------  ---------------
          Net change resulting from share
          transactions                                 (3,152,104) $  (54,947,589)     2,775,824  $    53,607,462
----------------------------------------------------  -----------  --------------  -------------  ---------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Global Research Corp., the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. Federated Global Research Corp. became the Fund's investment adviser on September 1, 1995.

Under the terms of a sub-advisory agreement between the Adviser and Fiduciary Trust International Limited (the "Sub-Adviser"), the Sub-Adviser received an annual fee from the Adviser equal to .50 of 1% of the Fund's average daily net assets. The Sub-Adviser rendered its resignation to the Adviser effective December 1, 1995.

From March 15, 1994 to August 31, 1995, Federated Management served as the Fund's investment adviser. Prior to March 15, 1994, Fiduciary Trust International Limited served as the Fund's investment adviser and received for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets.

Prior to March 15, 1994, Federated Management, under the terms of a sub-advisory agreement with Fiduciary Trust International Limited served as the Fund's sub-adviser and received an annual fee from the Fiduciary Trust International Limited equal to .50 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate Federated Securities Corp.

                                                                                            % OF AVG. DAILY NET
                                    SHARE CLASS NAME                                          ASSETS OF CLASS
Class B Shares                                                                                    0.75 of 1%
----------------------------------------------------------------------------------------
Class C Shares                                                                                    0.75 of 1%
----------------------------------------------------------------------------------------


The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund shares for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.



(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the period ended
November 30, 1995, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  361,043,673
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  418,142,795
--------------------------------------------------------------------------------------------------  --------------



Report of Independent Public Accountants

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of INTERNATIONAL SERIES, INC.
(Federated International Equity Fund):

We have audited the accompanying statement of assets and liabilities of Federated International Equity Fund (an investment portfolio of International Series, Inc., a Maryland corporation), including the schedule of portfolio investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net asset for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Equity Fund, an investment portfolio of International Series, Inc., as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
January 12, 1996

Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Glen R. Johnson
William J. Copeland                                       President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Edward L. Flaherty, Jr.                                   Edward C. Gonzales
Peter E. Madden                                           Executive Vice President
Gregor F. Meyer                                           John W. McGonigle
John E. Murray, Jr.                                       Executive Vice President and Secretary
Wesley W. Posvar                                          Richard B. Fisher
Marjorie P. Smuts                                         Vice President
                                                          David M. Taylor
                                                          Treasurer
                                                          J. Crilley Kelly
                                                          Assistant Secretary


Mutual funds are not obligations of or insured by any bank nor are they insured by the federal government or any of its agencies. Investment in these shares involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.


[LOGO]  FEDERATED FUNDS
        WHERE EXPERTS INVEST

Federated Securities Corp. is the distributor of the fund.

A subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 46031P308
Cusip 46031P407
Cusip 46031P605
G00267-01 (1/96)



                   FEDERATED INTERNATIONAL INCOME FUND

                               APPENDIX B
B.1 The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. . The lighter shaded portion represents the value of reinvested income for the fund. The dark shaded portion reflects the principal value of a $5,000 investment in the fund. The "x" axis reflects computation periods from 6/4/91 to 11/30/95. The "y" axis is measured in increments of $1,000 ranging from $0 to $8,000 and indicates that the ending value of hypothetical initial investment of $5,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends,would have grown to $7,725 on 11/30/95.

B.2 The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. . The lighter shaded portion represents the value of reinvested income for the fund. The dark shaded portion reflects the annual investment of $1,000 in the fund. The "x" axis reflects computation periods from 6/4/91 to 11/30/95. The "y" axis is measured in increments of $1,000 ranging from $0 to $7,000 and indicates that the ending value of hypothetical annual investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends,would have grown to $7,725 on 11/30/95.

B.3 The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. . The lighter shaded portion represents the value of reinvested income for the fund. The dark shaded portion reflects the initial investment of $10,000 and the annual investments of $2,000 in the fund. The "x" axis reflects computation periods from 6/4/91 to 11/30/95. The "y" axis is measured in increments of $3,000 ranging from $0 to $27,000 and indicates that the ending value of hypothetical initial investment of $10,00 and the annual investments of $2,000 in the fund's Class A Shares would have grown to $25,041 on 11/30/95.

B.4 The graphic presentation here displayed consists of a two-column chart outlining the portfolio update and is entitled "Breakdown by Country (as of 11/30/95)." The information is as follows: Australia - 6.2%, Austria - 4.2%, Canada - 4.3%, Denmark - 5.0%, Finland - 5.9%,
France - 5.4%, Germany - 22.6%, Great Britain - 21.0%, Ireland - 4.7%, Netherlands - 5.7%, New Zealand - 6.7%, Spain - 5.9%.

B.5 The graphic presentation here displayed consists of a two-column chart regarding serving a wide range of investors entitled "Some of the Fund's Major Shareholder Groups as of 11/30/95." The information is as follows: Australia - 6.2%, Austria - 4.2%, Canada - 4.3%, Denmark - 5.0%, Finland - 5.9%, France - 5.4%, Germany - 22.6%, Great Britain - 21.0%, Ireland - 4.7%, Netherlands - 5.7%, New Zealand - 6.7%, Spain - 5.9%.

B.6 The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A Shares of Federated International Income Fund are represented by a solid line. The JP Morgan Global Government Bond Less U.S. Index ("JPMGXUS") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the fund and the JPMGXUS. The "x" axis reflects computation periods from 6/4/91 to 11/30/95. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares, as compared to the JPMGXUS; the ending values were $15,451, $17,606, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average Annual Total Returns for the period ended 11/30/95; for the one year and since start of performance (6/4/91) are 10.85%, and 10.19%, respectively.

B.7 The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B Shares of Federated International Income Fund are represented by a solid line. The JP Morgan Global Government Bond Less U.S. Index ("JPMGXUS") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the fund and the JPMGXUS. The "x" axis reflects computation periods from 9/28/94 to 11/30/95. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares, as compared to the JPMGXUS; the ending values were $11,300, $12,016, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average Annual Total Returns for the period ended 11/30/95; for the one year and since start of performance (9/28/94) are 9.40%, and 10.97%, respectively.

B.8 The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class C Shares of Federated International Income Fund are represented by a solid line. The JP Morgan Global Government Bond Less U.S. Index ("JPMGXUS") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the fund and the JPMGXUS. The "x" axis reflects computation periods from 4/1/93 to 11/30/95. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares, as compared to the JPMGXUS; the ending values were $13,586, $13,628, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average Annual Total Returns for the period ended 11/30/95; for the one year and since start of performance (4/1/93) are 14.30%, and 12.18%, respectively.



                   FEDERATED INTERNATIONAL EQUITY FUND

                               APPENDIX A


A.1 The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it.. The lighter shaded portion represents the value of reinvested income for the fund. The dark shaded portion reflects the principal value of $1,000 annual investments in the fund. The "x" axis reflects computation periods from 8/17/84 to 11/30/95. The "y" axis is measured in increments of $3,000 ranging from $0 to $21,000 and indicates that the ending value of hypothetical annual investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends,would have grown to $19,581 on 11/30/95.

A.2 The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. . The lighter shaded portion represents the value of reinvested income for the fund. The dark shaded portion reflects the initial investment of $10,000 and the annual investments of $5,000 in the fund. The "x" axis reflects computation periods from 8/17/84 to 11/30/95. The "y" axis is measured in increments of $10,000 ranging from $0 to $120,000 and indicates that the ending value of hypothetical initial investment of $10,000 and the annual investments of $5,000 in the fund would have grown to $118,199 on 11/30/95.
A.3 The graphic presentation here displayed consists of a two-column chart outlining the portfolio update and is entitled "Top Ten Holdings as of 11/30/95." The information is as follows: Cadbury Schweppes - United Kingdom $2,597,213; Polygram - Netherlands $2, 498,768; Thorn EMI - United Kingdom $2,384,415; Elsevier NV - Netherlands $2,358,354; Kuraray Co. Ltd. - $2,350,860; La Rinascente S.P.S. - Italy $2,325,206; NKK Corp.
- Japan $2,228,993; Mitsubishi Heavy Industries - Japan $2,223,774; AXA - France $2,222,821; NEC Corp. - Japan $2,171,990.

A.4 The graphic presentation here displayed consists of a two-column chart regarding serving a wide range of investors entitled "Some of the Fund's Major Shareholder Groups as of 11/30/95." The information is as follows: Individual Retirement Accounts $19,862,278; Individual and Joint Tenants $11,613,276; Trusts $2,620,287; Corporations $1,823,637;
Custodian Account (UGMA) $1,013,729.

A.5 The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A Shares of Federated International Equity Fund are represented by a solid line. Eastern Australia Far-East Index ("EAFE") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the fund and the EAFE. The "x" axis reflects computation periods from 11/30/85 to 11/30/95. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares, as compared to the EAFE; the ending values were $27,920 and $36,137, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average Annual Total Returns for the period ended 11/30/95; for the one year, five year, ten year and since start of performance (8/17/84) are -3.99%, 5.45%, 10.19% and 12.94%, respectively.
A.6 The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B Shares of Federated International Equity Fund are represented by a solid line. Eastern Australia Far-East Index ("EAFE") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class B Shares of the fund and the EAFE. The "x" axis reflects computation periods from 9/28/94 to 11/30/95. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class B Shares, as compared to the EAFE; the ending values were $9,085, $10,581, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class B Shares Average Annual Total Returns for the period ended 11/30/95; for the one year and since start of performance (9/28/94) are - 4.84%, and -7.84%, respectively.

A.7 The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class C Shares of Federated International Equity Fund are represented by a solid line. Eastern Australia Far-East Index ("EAFE") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class C Shares of the fund and the EAFE. The "x" axis reflects computation periods from 4/1/93 to 11/30/95. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class C Shares, as compared to the EAFE; the ending values were $12,409, $14,831, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class C Shares Average Annual Total Returns for the period ended 11/30/95; for the one year and since start of performance (4/1/93) are -
 .29%, and 8.43%, respectively.